Credit Facilities - Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current Portion
Current portion of long-term debt	$ 16,250	$ 8,762
Non-current Portion
Principal	643,029	670,975
Unamortized Deferred Financing Costs	(12,845)	(16,063)
Net	630,184	654,912
Other debt
Current Portion
Current portion of long-term debt		637
Non-current Portion
Principal	304
Net		0
National Properties Term Loan | Line of Credit | National Properties Term Loan Facility
Current Portion
Current portion of long-term debt	16,250	8,125
Non-current Portion
Principal	625,625	641,875
Unamortized Deferred Financing Costs	(12,845)	(16,063)
Net	612,780	625,812
National Properties Revolving Facility | Line of Credit | National Properties Revolving Credit Facility
Non-current Portion
Principal	17,100	29,100
Net	$ 17,100	$ 29,100